Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation paid and our financial performance for each of the last three completed fiscal years to our principal executive officer (our “PEO”) and our other named executive officers (“non-PEO NEOs”). In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our non-PEO NEOs, compensation is reported as an average.

Pay Versus Performance Table

			Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Compensation Table Total for Non-PEO NEOs ($)(3)	Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in thousands) ($)(7)	Adjusted EBITDA (in thousands) ($)(8)
2022	698,899	199,172	208,229	(28,884)	282.25	88.17	15,703	49,583
2021	1,223,452	1,786,960	603,557	801,424	459.46	132.19	14,774	50,255
2020	579,950	1,216,888	320,805	543,688	254.44	101.77	6,031	39,953

(1)	Our PEO in 2022, 2021 and 2020 was Cabell Lolmaugh, our Chief Executive Officer.

(2)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

	Cabell Lolmaugh
	2022	2021	2020
Summary Compensation Table - Total Compensation	$698,899	$1,223,452	$579,950

- grant date fair value of option and stock awards granted in the covered fiscal year	(291,274)	(317,212)	(91,716)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	202,505	325,427	490,097
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(301,192)	373,651	217,519
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(44,677)	181,641	21,040
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(65,090)	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(499,727)	$563,508	$636,938
Compensation Actually Paid	$199,172	$1,786,960	$1,216,888

(3)	Our non-PEO NEOs for each year were as follows:
●	2022: Karla Lunan, Nancy DiMattia, Joe Kinder and Mark Davis
●	2021: Nancy DiMattia, Joe Kinder and Mark Davis
●	2020: Nancy DiMattia, Joe Kinder and Mark Davis

(4)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020:

	Average Non-PEO NEOs
	2022	2021	2020
Summary Compensation Table - Total Compensation	$208,229	$603,557	$320,805
- grant date fair value of option and stock awards granted in the covered fiscal year	(121,365)	(176,229)	(26,594)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	84,377	180,793	142,945
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(57,081)	127,787	82,724
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(27,548)	65,517	23,809
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(115,497)	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(237,113)	$197,868	$222,883
Compensation Actually Paid	$(28,884)	$801,424	$543,688

(5)	An investment of $100 is assumed to have been made in our common stock as of December 31, 2019. All values assume dividends were reinvested on the date paid.

(6)	We have selected the Dow Jones U.S. Furnishings Index as our peer group. An investment of $100 is assumed to have been made as of December 31, 2019. All values assume dividends were reinvested on the date paid.

(7)	The dollar amounts reported represent the amount of net income for the applicable year, each as calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(8)	Adjusted EBITDA is defined as net income calculated in accordance with GAAP, as adjusted for interest expense, income taxes, depreciation and amortization, and stock based compensation expense. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed year to the Company’s performance. See Appendix A for additional details regarding Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Our PEO in 2022, 2021 and 2020 was Cabell Lolmaugh, our Chief Executive Officer.

(3)	Our non-PEO NEOs for each year were as follows:
●	2022: Karla Lunan, Nancy DiMattia, Joe Kinder and Mark Davis
●	2021: Nancy DiMattia, Joe Kinder and Mark Davis
●	2020: Nancy DiMattia, Joe Kinder and Mark Davis

Peer Group Issuers, Footnote [Text Block]	(6)We have selected the Dow Jones U.S. Furnishings Index as our peer group. An investment of $100 is assumed to have been made as of December 31, 2019.
PEO Total Compensation Amount	$ 698,899	$ 1,223,452	$ 579,950
PEO Actually Paid Compensation Amount	$ 199,172	1,786,960	1,216,888
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

	Cabell Lolmaugh
	2022	2021	2020
Summary Compensation Table - Total Compensation	$698,899	$1,223,452	$579,950

- grant date fair value of option and stock awards granted in the covered fiscal year	(291,274)	(317,212)	(91,716)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	202,505	325,427	490,097
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(301,192)	373,651	217,519
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(44,677)	181,641	21,040
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(65,090)	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(499,727)	$563,508	$636,938
Compensation Actually Paid	$199,172	$1,786,960	$1,216,888

Non-PEO NEO Average Total Compensation Amount	$ 208,229	603,557	320,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ (28,884)	801,424	543,688
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020:

	Average Non-PEO NEOs
	2022	2021	2020
Summary Compensation Table - Total Compensation	$208,229	$603,557	$320,805
- grant date fair value of option and stock awards granted in the covered fiscal year	(121,365)	(176,229)	(26,594)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	84,377	180,793	142,945
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(57,081)	127,787	82,724
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(27,548)	65,517	23,809
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(115,497)	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(237,113)	$197,868	$222,883
Compensation Actually Paid	$(28,884)	$801,424	$543,688

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Company total shareholder return and per group total shareholder return

The table below demonstrates the relationship between (i) the Company’s total shareholder return and (ii) the weighted total shareholder return of the Company’s peer group disclosed in footnote (6) to the Pay Versus Performance Table above, for the period beginning on December 31, 2019 and ending on December 31, 2022.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail under the caption “Executive Compensation—Compensation Discussion and Analysis,” performance-based pay constitutes the most significant portion of target total direct compensation for the Company’s senior executives. In our assessment, the financial performance measures selected for use in the 2022 annual cash incentive plan and long-term equity incentive awards represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers during 2022 to the Company’s performance. These measures include:

●	Adjusted EBITDA

●	Pretax Return on Capital Employed

See “Executive Compensation—Compensation Discussion and Analysis” for additional details on how each of the financial performance measures listed above were used in the Company’s 2022 executive compensation program.

Total Shareholder Return Amount	$ 282.25	459.46	254.44
Peer Group Total Shareholder Return Amount	88.17	132.19	101.77
Net Income (Loss)	$ 15,703,000	$ 14,774,000	$ 6,031,000
Company Selected Measure Amount	49,583,000	50,255,000	39,953,000
PEO Name	Cabell Lolmaugh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	Adjusted EBITDA is defined as net income calculated in accordance with GAAP, as adjusted for interest expense, income taxes, depreciation and amortization, and stock based compensation expense. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed year to the Company’s performance. See Appendix A for additional details regarding Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pretax Return on Capital Employed
Cabell Lolmaugh | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (499,727)	$ 563,508	$ 636,938
Cabell Lolmaugh | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(291,274)	(317,212)	(91,716)
Cabell Lolmaugh | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	202,505	325,427	490,097
Cabell Lolmaugh | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(301,192)	373,651	217,519
Cabell Lolmaugh | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,677)	181,641	21,040
Cabell Lolmaugh | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,090)
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(237,113)	197,868	222,883
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,365)	(176,229)	(26,594)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	84,377	180,793	142,945
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,081)	127,787	82,724
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(27,548)	$ 65,517	$ 23,809
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (115,497)